SCHEDULE OF INVESTMENTS
Ivy Balanced Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 1.9%
Electronic Arts, Inc.(A)	325	$42,869

Interactive Media & Services – 3.9%
Alphabet, Inc., Class A(A)	20	27,753
Alphabet, Inc., Class C(A)	20	27,722
Facebook, Inc., Class A(A)	148	33,680
		89,155
Movies & Entertainment – 0.6%
Walt Disney Co. (The)	120	13,425

Total Communication Services - 6.4%		145,449
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.9%
V.F. Corp.	354	21,574

Automotive Retail – 0.8%
O’Reilly Automotive, Inc.(A)	41	17,183

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc.	599	27,301

Home Improvement Retail – 2.2%
Lowe’s Co., Inc.	376	50,769

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc.(A)	11	30,118

Restaurants – 0.7%
Darden Restaurants, Inc.	224	16,957

Specialty Stores – 1.1%
Tractor Supply Co.	186	24,449

Total Consumer Discretionary - 8.2%		188,351
Consumer Staples
Distillers & Vintners – 1.7%
Constellation Brands, Inc.	216	37,757

Packaged Foods & Meats – 1.0%
Mondelez International, Inc., Class A	432	22,085

Tobacco – 1.4%
Philip Morris International, Inc.	465	32,575

Total Consumer Staples - 4.1%		92,417
Energy
Integrated Oil & Gas – 1.3%
Chevron Corp.	100	8,957
Hess Corp.	376	19,461
		28,418
Oil & Gas Exploration & Production – 0.9%
Canadian Natural Resources Ltd.	1,132	19,731

Oil & Gas Storage & Transportation – 0.6%
Enterprise Products Partners L.P.	733	13,319

Total Energy - 2.8%		61,468

Financials
Diversified Banks – 0.7%
Northern Trust Corp.	191	15,121

Insurance Brokers – 1.0%
Aon plc(A)	115	22,104

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	168	33,200

Multi-Sector Holdings – 1.3%
Berkshire Hathaway, Inc., Class B(A)	163	29,169

Other Diversified Financial Services – 1.6%
Citigroup, Inc.	266	13,568
JPMorgan Chase & Co.	255	23,976
		37,544
Regional Banks – 1.1%
PNC Financial Services Group, Inc. (The)	246	25,871

Total Financials - 7.1%		163,009
Health Care
Health Care Equipment – 1.8%
Zimmer Holdings, Inc.	339	40,432

Health Care Technology – 1.4%
Cerner Corp.	476	32,636

Managed Health Care – 1.9%
Anthem, Inc.	120	31,492
UnitedHealth Group, Inc.	39	11,627
		43,119
Pharmaceuticals – 3.3%
Elanco Animal Health, Inc.(A)	735	15,772
GlaxoSmithKline plc ADR	697	28,433
Jazz Pharmaceuticals plc(A)	117	12,860
Merck & Co., Inc.	229	17,671
		74,736
Total Health Care - 8.4%		190,923

Industrials

Aerospace & Defense – 2.1%
Boeing Co. (The)	112	20,533
Northrop Grumman Corp.	34	10,314
Raytheon Technologies Corp.	270	16,620
		47,467
Agricultural & Farm Machinery – 1.1%
Deere & Co.	161	25,344

Electrical Components & Equipment – 0.7%
Emerson Electric Co.	260	16,115

Industrial Machinery – 0.9%
Snap-on, Inc.	157	21,725

Railroads – 1.4%
Union Pacific Corp.	187	31,655

Research & Consulting Services – 1.0%
IHS Markit Ltd.	296	22,345

Total Industrials - 7.2%		164,651

Information Technology
Application Software – 2.3%
Autodesk, Inc.(A)	216	51,596

Communications Equipment – 2.3%
Cisco Systems, Inc.	766	35,720
Motorola Solutions, Inc.	117	16,339
		52,059
Data Processing & Outsourced Services – 1.4%
Fiserv, Inc.(A)	338	32,997

Electronic Manufacturing Services – 0.9%
IPG Photonics Corp.(A)	134	21,495

IT Consulting & Other Services – 0.8%
Cognizant Technology Solutions Corp., Class A	316	17,958

Semiconductors – 3.8%
Infineon Technologies AG ADR	1,106	25,996
Micron Technology, Inc.(A)	455	23,450
QUALCOMM, Inc.	408	37,210

		86,656
Systems Software – 3.2%
Microsoft Corp.	362	73,616

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	214	77,950

Total Information Technology - 18.1%		414,327
Materials
Specialty Chemicals – 0.6%
Sherwin-Williams Co. (The)	25	14,425

Total Materials - 0.6%		14,425
TOTAL COMMON STOCKS – 62.9%		$1,435,020
(Cost: $1,210,213)

Registered Investment Companies – 1.7%
Invesco Senior Loan ETF(B)	976	20,844
iShares iBoxx $ High Yield Corporate Bond ETF	65	5,297
iShares iBoxx $ Investment Grade Corporate Bond ETF	88	11,813
		37,954
TOTAL INVESTMENT FUNDS – 1.7%		$37,954
(Cost: $37,899)

PREFERRED STOCKS
Energy
Oil & Gas Exploration & Production – 1.0%
Targa Resources Corp., 9.500%(A)(C)	22	23,038

Total Energy - 1.0%		23,038

Health Care
Pharmaceuticals – 0.1%
Elanco Animal Health, Inc., 5.000%	52	1,999

Total Health Care - 0.1%		1,999
TOTAL PREFERRED STOCKS – 1.1%		$25,037
(Cost: $26,357)
ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass-Through Certificates, Series 2017-2, 3.350%, 10-15-29	$3,567	3,344

TOTAL ASSET-BACKED SECURITIES – 0.1%		$3,344
(Cost: $3,589)

CORPORATE DEBT SECURITIES
Communication Services
Advertising – 0.1%
Lamar Media Corp., 4.875%, 1-15-29(D)	1,900	1,910

Broadcasting – 0.1%
Fox Corp., 3.050%, 4-7-25	2,660	2,878

Cable & Satellite – 0.6%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 2.800%, 4-1-31	2,640	2,675
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
4.250%, 10-15-30	2,550	3,122
3.900%, 3-1-38	3,500	4,155
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.450%, 2-1-50	4,325	4,902

		14,854

Integrated Telecommunication Services – 0.4%
AT&T, Inc., 4.125%, 2-17-26	2,850	3,248
Verizon Communications, Inc., 4.500%, 8-10-33	4,000	4,981

		8,229

Movies & Entertainment – 0.3%
Walt Disney Co. (The), 2.750%, 9-1-49	6,500	6,342

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5-15-26	2,575	2,798

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc., 3.875%, 4-15-30(D)	4,425	4,932

Total Communication Services - 1.8%		41,943

Consumer Discretionary
Automobile Manufacturers – 0.2%
General Motors Co., 6.800%, 10-1-27	3,525	4,107

Casinos & Gaming – 0.3%
Colt Merger Sub, Inc., 8.125%, 7-1-27(D)	2,610	2,538
International Game Technology plc, 5.250%, 1-15-29(D)	2,650	2,577
Las Vegas Sands Corp., 3.500%, 8-18-26	1,582	1,578

		6,693

General Merchandise Stores – 0.2%
Dollar General Corp., 3.500%, 4-3-30	2,200	2,465
Target Corp., 2.650%, 9-15-30	2,650	2,911

		5,376

Homebuilding – 0.1%
NVR, Inc., 3.000%, 5-15-30	3,100	3,239

Hotels, Resorts & Cruise Lines – 0.0%
Carnival Corp., 11.500%, 4-1-23(D)	880	950

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc., 2.800%, 8-22-24	4,000	4,346
Expedia Group, Inc.:
6.250%, 5-1-25(D)	2,640	2,819
7.000%, 5-1-25(D)	315	328

		7,493

Leisure Facilities – 0.1%
Cedar Fair Entertainment Co., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.500%, 5-1-25(D)	2,650	2,663

Restaurants – 0.1%
McDonalds Corp., 4.450%, 3-1-47	1,000	1,216

Total Consumer Discretionary - 1.4%		31,737

Consumer Staples
Agricultural Products – 0.1%
Archer Daniels Midland Co., 2.750%, 3-27-25	2,650	2,875

Brewers – 0.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 4.750%, 1-23-29	1,878	2,269

Drug Retail – 0.1%
CVS Health Corp., 5.050%, 3-25-48	1,900	2,471

Food Distributors – 0.0%
U.S. Foods, Inc., 6.250%, 4-15-25(D)	900	916

Food Retail – 0.1%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(D)	2,650	2,747

Household Products – 0.1%
Procter & Gamble Co. (The), 3.000%, 3-25-30	2,650	3,037

Hypermarkets & Super Centers – 0.6%
Walmart, Inc., 4.050%, 6-29-48	10,000	13,112

Packaged Foods & Meats – 0.2%
Nestle Holdings, Inc., 4.000%, 9-24-48(D)	3,475	4,477

Personal Products – 0.1%
Estee Lauder Co., Inc. (The), 4.150%, 3-15-47	2,125	2,683

Soft Drinks – 0.6%
Coca-Cola Co. (The), 3.375%, 3-25-27	2,600	2,981
Keurig Dr Pepper, Inc., 3.400%, 11-15-25	2,600	2,896
PepsiCo, Inc., 2.875%, 10-15-49	6,450	6,980

		12,857

Total Consumer Staples - 2.0%		47,444

Energy
Oil & Gas Drilling – 0.5%
Nabors Industries Ltd., Convertible, 0.750%, 1-15-24	30,100	10,850

Oil & Gas Exploration & Production – 0.1%
EQT Corp., 6.125%, 2-1-25	3,600	3,588

Oil & Gas Storage & Transportation – 0.7%
Colorado Interstate Gas Co., 4.150%, 8-15-26(D)	8,340	9,281
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3-15-48	2,000	2,274
Williams Partners L.P., 3.600%, 3-15-22	5,000	5,196

		16,751

Total Energy - 1.3%		31,189
Financials
Asset Management & Custody Banks – 0.7%
Apollo Management Holdings L.P., 2.650%, 6-5-30(D)	4,400	4,376
Ares Capital Corp., 4.250%, 3-1-25	5,225	5,342
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.350%, 4-15-30	3,525	3,978
National Securities Clearing Corp., 1.500%, 4-23-25(D)	2,650	2,710

		16,406

Consumer Finance – 0.1%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	1,500	1,529
3.700%, 5-9-23	1,850	1,905

		3,434

Diversified Banks – 0.3%
Bank of America Corp., 2.884%, 10-22-30	2,600	2,813

U.S. Bancorp, 3.100%, 4-27-26	4,400	4,882

		7,695

Investment Banking & Brokerage – 0.4%
Goldman Sachs Group, Inc. (The), 2.905%, 7-24-23	6,000	6,236
Morgan Stanley, 2.699%, 1-22-31	2,600	2,761

		8,997

Life & Health Insurance – 0.5%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(D)	5,000	5,715
Sumitomo Life Insurance Co., 4.000%, 9-14-77(D)	5,000	5,350

		11,065

Multi-Line Insurance – 0.4%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	2,650	2,833
Aon plc (GTD by Aon Corp.), 2.800%, 3-15-21	7,000	7,121

		9,954

Other Diversified Financial Services – 1.2%
Citigroup, Inc.:
2.666%, 1-29-31	2,650	2,750
5.950%, 12-29-49	2,850	2,696
6.250%, 12-29-49	7,250	7,691
JPMorgan Chase & Co.:
2.956%, 5-13-31	1,955	2,079
5.300%, 11-1-68	2,750	2,608
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 4.753%, 1-1-68(E)	7,700	6,795
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 4.230%, 4-29-49(E)	1,851	1,685

		26,304

Property & Casualty Insurance – 0.2%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3-15-21	3,800	3,846

Regional Banks – 0.3%
PNC Bank N.A., 3.250%, 6-1-25	5,000	5,544

Specialized Finance – 0.1%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 6.500%, 7-15-25	1,750	1,833

Total Financials - 4.2%		95,078
Health Care
Biotechnology – 0.3%
Amgen, Inc., 3.375%, 2-21-50	4,300	4,708
Biogen, Inc., 2.250%, 5-1-30	1,765	1,781

		6,489

Health Care Supplies – 0.6%
Baxter International, Inc., 3.750%, 10-1-25(D)	2,650	3,020
Dentsply Sirona, Inc., 3.250%, 6-1-30	3,525	3,693

Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9-23-23	7,000	7,414

		14,127

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc., 4.133%, 3-25-25	2,650	3,027

Managed Health Care – 0.0%
UnitedHealth Group, Inc., 2.000%, 5-15-30	875	916

Pharmaceuticals – 1.1%
Bristol-Myers Squibb Co., 3.450%, 11-15-27(D)	4,500	5,179
Forest Laboratories, Inc., 5.000%, 12-15-21(D)	7,500	7,873
Johnson & Johnson, 3.400%, 1-15-38	9,000	10,629
Zoetis, Inc., 2.000%, 5-15-30	1,765	1,800

		25,481

Total Health Care - 2.1%		50,040
Industrials
Aerospace & Defense – 0.9%
BAE Systems plc, 3.400%, 4-15-30(D)	2,650	2,890
Boeing Co. (The), 3.750%, 2-1-50	3,025	2,731
General Dynamics Corp., 3.625%, 4-1-30	2,650	3,102
L3Harris Technologies, Inc., 4.400%, 6-15-28	4,000	4,731
Raytheon Technologies Corp.:
2.250%, 7-1-30	2,200	2,295
3.125%, 7-1-50	1,325	1,413
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 4.600%, 6-15-28	3,915	3,142

		20,304

Agricultural & Farm Machinery – 0.2%
Deere & Co., 3.100%, 4-15-30	4,400	4,987

Air Freight & Logistics – 0.2%
United Parcel Service, Inc., 3.900%, 4-1-25	4,350	4,938

Airlines – 0.4%
Southwest Airlines Co.:
2.650%, 11-5-20	5,525	5,529
4.750%, 5-4-23	4,400	4,543

		10,072

Environmental & Facilities Services – 0.5%
Republic Services, Inc., 3.050%, 3-1-50	4,300	4,391
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	6,000	6,720

		11,111

Industrial Conglomerates – 0.1%
Honeywell International, Inc., 1.950%, 6-1-30	2,200	2,298

Research & Consulting Services – 0.2%
CoStar Group, Inc., 2.800%, 7-15-30(D)	2,650	2,711

RELX Capital, Inc. (GTD by RELX plc), 3.000%, 5-22-30	2,650	2,870

		5,581

Total Industrials - 2.5%		59,291
Information Technology
Application Software – 0.4%
Autodesk, Inc., 2.850%, 1-15-30	4,500	4,954
Infor, Inc., 1.750%, 7-15-25(D)	875	879
Intuit, Inc.:
1.350%, 7-15-27	885	889
1.650%, 7-15-30	2,210	2,202

		8,924

Communications Equipment – 0.1%
Motorola Solutions, Inc., 4.600%, 2-23-28	2,462	2,799

Data Processing & Outsourced Services – 0.2%
PayPal Holdings, Inc., 2.300%, 6-1-30	2,650	2,754
Visa, Inc., 2.700%, 4-15-40	1,760	1,885

		4,639

IT Consulting & Other Services – 0.1%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 3.625%, 5-15-25(D)	1,325	1,444

Semiconductor Equipment – 0.1%
Lam Research Corp., 1.900%, 6-15-30	2,650	2,708

Semiconductors – 0.5%
Broadcom, Inc., 4.700%, 4-15-25(D)	2,200	2,477
Intel Corp., 3.250%, 11-15-49	4,500	5,125
Xilinx, Inc., 2.375%, 6-1-30	3,975	4,091

		11,693

Systems Software – 0.1%
Microsoft Corp., 2.525%, 6-1-50	2,150	2,225

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.:
3.200%, 5-11-27	9,000	10,201
2.950%, 9-11-49	4,500	4,936

		15,137

Total Information Technology - 2.2%		49,569
Materials
Construction Materials – 0.4%
Hillman Group, Inc. (The), 6.375%, 7-15-22(D)	9,660	8,916

Diversified Metals & Mining – 0.1%
Anglo American plc, 4.125%, 4-15-21(D)	3,500	3,559

Fertilizers & Agricultural Chemicals – 0.1%
Nutrien Ltd., 2.950%, 5-13-30	2,650	2,808

Metal & Glass Containers – 0.1%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc., 5.250%, 8-15-27(D)	1,780	1,747

Specialty Chemicals – 0.2%
Ecolab, Inc., 3.250%, 12-1-27	3,000	3,401

Total Materials - 0.9%		20,431
Real Estate
Real Estate Services – 0.1%
Realogy Group LLC and Realogy Co-Issuer Corp. (GTD by Realogy Intermediate Holdings LLC), 7.625%, 6-15-25(D)	2,650	2,643

Specialized REITs – 0.8%
American Tower Corp., 2.250%, 1-15-22	8,000	8,200
American Tower Trust I, 3.652%, 3-23-28(D)	2,000	2,159
Crown Castle International Corp.:
5.250%, 1-15-23	2,217	2,467
3.100%, 11-15-29	5,400	5,787

		18,613

Total Real Estate - 0.9%		21,256
Utilities
Electric Utilities – 0.9%
Ameren Illinois Co., 3.250%, 3-15-50	2,000	2,207
Duke Energy Corp., 3.150%, 8-15-27	2,500	2,768
Entergy Texas, Inc., 2.550%, 6-1-21	3,900	3,960
Exelon Corp., 2.450%, 4-15-21	4,300	4,359
Florida Power & Light Co., 3.150%, 10-1-49	2,575	2,927
Oncor Electric Delivery Co. LLC, 2.750%, 5-15-30(D)	2,550	2,801
Southern California Edison Co., 4.125%, 3-1-48	2,000	2,335

		21,357

Multi-Utilities – 0.3%
Berkshire Hathaway Energy Co.:
3.250%, 4-15-28	1,000	1,131
3.800%, 7-15-48	2,000	2,324
Dominion Energy, Inc., 3.600%, 3-15-27	2,550	2,821

		6,276

Water Utilities – 0.1%
American Water Capital Corp., 3.750%, 9-1-47	2,125	2,467

Total Utilities - 1.3%		30,100
TOTAL CORPORATE DEBT SECURITIES – 20.6%		$478,078
(Cost: $465,978)

LOANS(E)
Consumer Discretionary
Casinos & Gaming – 0.2%
Golden Nugget LLC, 0.000%, 10-4-23(F)	6,433	5,082

Leisure Facilities – 0.3%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.308%, 1-6-27	7,538	6,646

Total Consumer Discretionary - 0.5%		11,728
Industrials
Industrial Machinery – 0.3%
Form Technologies LLC (ICE LIBOR plus 850 bps), 9.500%, 1-30-23	10,981	6,003

Total Industrials - 0.3%		6,003

TOTAL LOANS – 0.8%		$17,731
(Cost: $22,690)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 3.000%, 6-15-45	7,688	8,139
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12-1-31	18	21
6.500%, 1-1-32	19	22
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	5,112	5,560
3.000%, 10-25-46	7,730	8,211
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	22	25
6.500%, 2-1-29	3	3
7.000%, 11-1-31	27	32
6.500%, 2-1-32	19	23
7.000%, 2-1-32	29	34
7.000%, 3-1-32	13	16
7.000%, 7-1-32	19	22
6.500%, 9-1-32	15	17
5.500%, 5-1-33	11	12
5.500%, 6-1-33	11	12
4.500%, 11-1-43	4,736	5,379
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 6.500%, 8-15-28	8	9

		27,537

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$27,537
(Cost: $26,938)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Bonds:
2.125%, 2-15-40	18,131	26,741
1.000%, 2-15-46	10,442	13,508
U.S. Treasury Notes, 0.125%, 7-15-26	22,783	24,219

		64,468

Treasury Obligations - 7.9%
U.S. Treasury Bonds:
0.625%, 5-15-30	3,975	3,963
2.750%, 11-15-47	8,000	10,462
U.S. Treasury Notes:
2.875%, 11-15-21	3,750	3,889
1.875%, 4-30-22	5,050	5,207
2.000%, 7-31-22	8,480	8,804
1.875%, 10-31-22	3,500	3,639
2.000%, 10-31-22	6,520	6,797
2.125%, 12-31-22	15,450	16,201
2.000%, 2-15-23	40,000	41,906
2.750%, 11-15-23	8,350	9,066
1.750%, 6-30-24	5,900	6,259
2.250%, 12-31-24	1,875	2,042
2.875%, 4-30-25	13,500	15,180
2.875%, 5-31-25	8,300	9,346
3.000%, 9-30-25	5,875	6,694
0.625%, 3-31-27	19,200	19,395
1.500%, 2-15-30	10,144	10,965

		179,815

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.7%		$244,283
(Cost: $224,990)

SHORT-TERM SECURITIES	Shares

Money Market Funds (H) - 1.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(G)	2,403	2,403
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	23,987	23,987

		26,390

TOTAL SHORT-TERM SECURITIES – 1.2%		$26,390
(Cost: $26,390)

TOTAL INVESTMENT SECURITIES – 100.3%		$2,295,374
(Cost: $2,045,044)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(7,274)

NET ASSETS – 100.0%		$2,288,100

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $2,323 are on loan.
(C)	Restricted security. At June 30, 2020, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value

Targa Resources Corp., 9.500%	3-2-20	22	$ 23,758	$ 23,038

The total value of this security represented 1.0% of net assets at June 30, 2020.

(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $102,587 or 4.5% of net assets.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,435,020	$—	$—
Investment Funds	37,954	—	—
Preferred Stocks	1,999	23,038	—
Asset-Backed Securities	—	3,344	—
Corporate Debt Securities	—	478,078	—
Loans	—	17,731	—
United States Government Agency Obligations	—	27,537	—
United States Government Obligations	—	244,283	—
Short-Term Securities	26,390	—	—

Total	$1,501,363	$794,011	$—

During the period ended June 30, 2020, securities totaling $10,322 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = International Exchange

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,045,044

Gross unrealized appreciation	346,553
Gross unrealized depreciation	(96,223)

Net unrealized appreciation	$250,330